UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

FOREIGN COMMON STOCK — 21.5%

	Shares	Value

CANADA — 21.5%
Algonquin Power & Utilities	36,380	$401,746
Bank of Montreal	2,820	206,422
Barrick Gold	28,280	378,588
BCE	5,310	230,877
Brookfield Business Partners	7,060	224,059
Brookfield Renewable Partners (A)	10,410	299,160
Canadian Imperial Bank of Commerce	2,410	204,344
Canadian Tire, Cl A	1,880	213,833
CCL Industries, Cl B	4,810	202,804
CGI Group, Cl A *	3,550	234,703
Chartwell Retirement Residences	26,330	294,170
Descartes Systems Group *	11,990	372,671
Enbridge	8,850	323,382
Fairfax Financial Holdings	770	364,240
Franco-Nevada	4,580	355,295
Great Canadian Gaming *	9,500	388,257
Great-West Lifeco	12,350	265,056
Hydro One	14,580	228,473
Intact Financial	3,680	290,882
Metro, Cl A	6,770	246,130
NFI Group	8,190	214,606
Onex	5,510	311,490
Parkland Fuel	12,010	343,587
Premium Brands Holdings	4,250	250,384
Quebecor, Cl B	18,590	437,603
Restaurant Brands International	6,720	421,218
RioCan Real Estate Investment Trust ‡	11,800	223,885
Ritchie Bros Auctioneers	11,030	396,474
Rogers Communications, Cl B	5,820	314,841
SmartCentres Real Estate Investment Trust ‡	16,130	408,789
Stantec	12,290	292,203
Toronto-Dominion Bank	5,220	293,984
TransCanada	5,420	230,503
Waste Connections	2,870	239,503

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2019 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value

CANADA (continued)
Winpak	6,190	$220,757

Total Foreign Common Stock
(Cost $9,716,343)		10,324,919

SHORT-TERM INVESTMENT — 72.1%

BlackRock Liquidity Funds T-Fund Portfolio, Institutional
Cl, 2.260% (B)
(Cost $34,560,902)	34,560,902	34,560,902

TOTAL INVESTMENTS IN SECURITIES — 93.6%
(Cost $44,277,245)		$44,885,821

SECURITIES SOLD SHORT

FOREIGN COMMON STOCK — (8.8)%

CANADA — (8.8)%
Air Canada, Cl B *	(14,920)	$(336,905)
Bausch Health *	(11,710)	(287,503)
Cameco	(23,590)	(285,820)
Canfor *	(20,770)	(286,428)
Enerplus	(23,420)	(202,660)
First Quantum Minerals	(16,340)	(189,148)
Kinaxis *	(5,120)	(304,445)
Methanex	(4,410)	(240,311)
Norbord	(11,150)	(322,463)
Parex Resources *	(17,130)	(256,829)
Seven Generations Energy *	(26,360)	(204,629)
TFI International	(10,560)	(310,865)
Transcontinental	(20,780)	(331,006)
Vermilion Energy	(12,490)	(306,083)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2019 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
CANADA (continued)
West Fraser Timber	(5,800)	$(345,497)

Total Foreign Common Stock
(Proceeds $3,830,613)		(4,210,592)

TOTAL SECURITIES SOLD SHORT — (8.8)%
(Proceeds $3,830,613)		$(4,210,592)

WRITTEN OPTIONS — (0.3)%(C)

Total Written Options — (0.3)%
(Proceeds $102,436)		$(135,114)

A list of the open option contracts held by the Fund at January 31, 2019 is as follows:

	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS - (0.3)%
Call Options
February 2019 S&P 500 E-mini 3rd Week Option	(6)	$(813,600)	$2,650.00	02/16/2019	$(20,490)
February 2019 S&P 500 E-mini 3rd Week Option	(7)	(949,200)	2,690.00	02/16/2019	(13,755)
February 2019 S&P 500 E-mini 3rd Week Option	(9)	(1,220,400)	2,735.00	02/16/2019	(7,380)
February 2019 U.S. 10 Year
Future Option	(81)	(9,919,969)	121.50	02/16/2019	(86,062)
Put Options
February 2019 S&P 500 E-mini 3rd Week Option	(9)	(1,220,400)	2,415.00	02/16/2019	(585)
February 2019 S&P 500 E-mini 3rd Week Option	(7)	(949,200)	2,530.00	02/16/2019	(1,155)
February 2019 S&P 500 E-mini 3rd Week Option	(6)	(813,600)	2,590.00	02/16/2019	(1,890)
February 2019 U.S. 10 Year
Future Option	(81)	(9,919,969)	121.00	02/16/2019	(3,797)

TOTAL WRITTEN OPTIONS
(Premiums Received $102,436)					$(135,114)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2019 (Unaudited)

The open futures contracts held by the Fund at January 31, 2019, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

90-Day Bank Bill	42	Dec-2020	$7,675,508	$7,815,366	$9,193
90-Day Bank Bill	42	Jun-2020	7,708,832	7,815,366	18,270
90-Day Bank Bill	42	Sep-2020	7,705,627	7,815,765	16,580
90-Day Bank Bill	42	Mar-2020	7,704,323	7,814,966	15,335
90-Day Euro$	29	Mar-2020	7,047,187	7,066,938	19,751
90-Day Euro$	47	Mar-2020	7,407,087	7,625,102	5,080
90-Day Euro$	54	Jun-2020	9,107,304	9,244,340	8,430
90-Day Euro$	53	Mar-2020	9,310,664	9,456,099	12,503
90-Day Euro$	60	Sep-2019	10,519,301	10,698,476	5,330
90-Day Euro$	47	Jun-2020	7,413,523	7,622,406	5,581
90-Day Euro$	29	Sep-2020	7,048,387	7,074,188	25,801
90-Day Euro$	29	Jun-2020	7,046,899	7,070,925	24,026
90-Day Euro$	28	Dec-2020	6,823,410	6,829,550	6,140
90-Day Euro$	47	Sep-2020	7,416,870	7,619,708	6,008
90-Day Euro$	56	Dec-2019	9,823,165	9,989,315	8,965
90-Day Euro$	47	Dec-2020	7,387,221	7,617,396	4,552
Amsterdam Index	1	Feb-2019	118,880	118,800	(80)
AUDUSD Currency	(13)	Mar-2019	(945,079)	(945,100)	(21)
Australian 10-Year Bond	(92)	Mar-2019	(8,765,534)	(8,929,040)	(52,616)
Australian 3-Year Bond	34	Mar-2019	2,728,606	2,778,290	11,343
British Pound	(13)	Mar-2019	(1,065,968)	(1,067,706)	(1,738)
CAC40 10 Euro Index	(7)	Feb-2019	(399,070)	(399,888)	(1,984)
CAD Currency	91	Mar-2019	6,896,343	6,938,295	41,952
Canadian 10-Year Bond	(65)	Mar-2019	(6,725,058)	(6,808,935)	(22,833)
CBOT Mini DJIA	2	Mar-2019	250,274	249,760	(514)
DAX Index	1	Mar-2019	319,244	319,171	(73)
Euro	(13)	Mar-2019	(1,865,467)	(1,866,556)	(1,089)
Euro STOXX 50	(3)	Mar-2019	(108,340)	(108,233)	(210)
Euro STOXX 50 Volatility	(29)	Mar-2019	(56,124)	(56,097)	177
Euro-Bob	35	Mar-2019	5,315,643	5,325,294	3,224
Euro-BTP	55	Mar-2019	7,996,160	8,156,798	141,241
Euro-Bund	60	Mar-2019	11,263,914	11,377,522	102,326
Euro-Buxl 30 Year Bond	2	Mar-2019	421,240	425,470	3,848
Euro-OAT	120	Mar-2019	20,727,550	21,003,811	256,800
FTSE 100 Index	1	Mar-2019	90,580	90,533	(47)
FTSE MIB Index	2	Mar-2019	225,604	225,497	(107)
Hang Seng China Enterprises Index	(1)	Feb-2019	(69,336)	(70,733)	(1,405)
Hang Seng Index	(3)	Feb-2019	(530,037)	(536,278)	(6,241)
Japanese 10-Year Bond	(5)	Mar-2019	(6,982,072)	(7,008,951)	(8,277)
Japanese Yen	(78)	Mar-2019	(8,956,622)	(8,985,112)	(28,490)
Long Gilt 10-Year Bond	(10)	Mar-2019	(1,620,348)	(1,620,214)	133
Mexican Peso	73	Mar-2019	1,885,987	1,895,445	9,458
MSCI Singapore Index	(23)	Feb-2019	(610,681)	(612,416)	(1,474)
MSCI Taiwan Index	(2)	Feb-2019	(73,615)	(74,340)	(725)
NASDAQ 100 Index E-MINI	2	Mar-2019	276,854	276,590	(264)
New Zealand Dollar	54	Mar-2019	3,701,857	3,733,020	31,163
Nikkei 225 Index	(3)	Mar-2019	(568,722)	(571,494)	(2,772)
Nikkei 225 Index	(1)	Mar-2019	(104,747)	(104,175)	572
Norwegian Krone	(18)	Mar-2019	(4,241,742)	(4,275,720)	(33,978)
OMX Stockholm 30	21	Feb-2019	351,629	351,959	330
Russell 2000 Index E-MINI	(4)	Mar-2019	(296,877)	(300,040)	(3,163)
S&P 500 Index E-MINI	9	Mar-2019	1,218,669	1,217,025	(1,644)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2019 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

S&P Mid Cap 400 Index E-MINI	(2)	Mar-2019	$(343,016)	$(367,220)	$(24,204)
S&P TSX 60 Index	4	Mar-2019	565,006	564,892	(114)
SGX Nifty 50	3	Mar-2019	64,352	65,133	781
SPI 200 Index	(6)	Mar-2019	(635,335)	(632,837)	2,498
Swedish Krona	(7)	Mar-2019	(1,553,105)	(1,552,320)	785
Swiss Franc	(3)	Mar-2019	(378,555)	(378,525)	30
TOPIX Index	(4)	Mar-2019	(572,584)	(575,809)	(2,597)
U.S. 10-Year Treasury Note	12	Mar-2019	1,463,895	1,469,625	5,730
U.S. 2-Year Treasury Note	9	Apr-2019	1,908,256	1,910,953	2,697
U.S. 5-Year Treasury Note	33	Apr-2019	3,770,956	3,790,359	19,403
U.S. Long Treasury Bond	8	Mar-2019	1,161,388	1,173,500	12,112
U.S. Ultra Long Treasury Bond	2	Mar-2019	319,628	322,250	2,622

			$152,719,789	$155,108,159	$644,110

The open forward contracts held by the Fund at January 31, 2019, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	02/28/19 - 02/28/19	USD	42,563	CAD	58,000	$1,605
Morgan Stanley	02/28/19 - 03/29/19	CAD	8,484,000	USD	6,357,150	(105,953)

						$(104,348)

Percentages are based on Net Assets of $47,943,102.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At January 31, 2019, such securities amounted to $299,160, or 0.6% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of January 31, 2019.
(C)	Refer to table above for details on Options Contracts.

AUD —Australian Dollar

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOT —Chicago Board of Trade

Cl — Class

DAX — Deutscher Aktien Index

DJIA —Dow Jones Industrial Average

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OAT —Obligations assimilables du Trésor

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSX —Toronto Stock Exchange

TOPIX — Tokyo Stock Exchange Tokyo Price Index

USD —United States Dollar

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
January 31, 2019 (Unaudited)

The following table summarizes the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$10,324,919	$—	$—	$10,324,919
Short-Term Investment	34,560,902	—	—	34,560,902

Total Investments in Securities	$44,885,821	$—	$—	$44,885,821

Securities Sold Short

Foreign Common Stock	$(4,210,592)	$—	$—	$(4,210,592)

Total Securities Sold Short	$(4,210,592)	$—	$—	$(4,210,592)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(135,114)	$—	$—	$(135,114)
Futures Contracts*
Unrealized Appreciation	840,770	—	—	840,770
Unrealized Depreciation	(196,660)	—	—	(196,660)
Forwards Contracts*
Unrealized Appreciation	—	1,605	—	1,605
Unrealized Depreciation	—	(105,953)	—	(105,953)
Total Other Financial

Instruments	$508,996	$(104,348)	$—	$404,648

* Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

As of January 31, 2019, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

RLL-QH-001-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019